Share capital, stock options and other stock-based plans (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Six months ended June 30, 2026		Six months ended June 30, 2025
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	713,061	$11.75	524,322	$11.75
Granted	130,000	2.02	137,151	3.99
Exercised	(20,521)	17.80	(68,071)	17.48
Forfeited/expired	(134,706)	8.55	(117,296)	11.36
Outstanding, end of period	687,834	$5.20	476,106	$8.78
Units outstanding and exercisable, end of period	491	$31.07	491	$31.07

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units at June 30, 2026 as follows:

June 30, 2026
(CDN $)
Share units:
Outstanding	$2,179
Exercisable	15
Exercised	65

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	5	15	13	28
General and administrative	271	433	431	680
Sales and marketing	—	3	—	28
	$276	$451	$444	$736

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Stock-based compensation - equity or cash settled	110	181	196	393
Stock-based compensation - cash settled only	166	270	248	343
	$276	$451	$444	$736